EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 81	$ 73
Expense arising from cash-settled share-based payment transactions	506	(64)
Total expense arising from share-based payment transactions	587	9
Effect of hedging program	(500)	75
Total expense included in consolidated income	$ 87	$ 84